Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
2022 [Member]
Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV	R$ 111,717	R$ 111,717
Leases – IFRS 16	137,434	137,434
Lease total	249,151	249,151
Interest [Member]
Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV
Leases – IFRS 16	23,750
Lease total	23,750
Exchange variation [Member]
Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV
Leases – IFRS 16	(868)	658
Lease total	(868)	658
Adjustments [Member]
Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV	(3,151)	14,494
Leases – IFRS 16	(35)	1,777
Lease total	(3,186)	16,271
Payments [Member]
Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV
Leases – IFRS 16	(29,646)	(30,720)
Lease total	(29,646)	(30,720)
New contracts [Member]
Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV
Leases – IFRS 16	78,132	63,947
Lease total	78,132	63,947
2023 [Member]
Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV	108,566
Leases – IFRS 16	208,767
Lease total	R$ 317,333
2021 [Member]
Leases Payable and Related Obligations (Details) - Schedule of Changes in Financial Lease [Line Items]
Costs with restoring of sugarcane fields – Parceria IV		97,223
Leases – IFRS 16		101,772
Lease total		R$ 198,995